U.S. Dollar Amounts	12 Months Ended
Mar. 31, 2013
U.S. Dollar Amounts

3. U.S. dollar amounts:

U.S. dollar amounts presented in the consolidated financial statements and related notes are included solely for the convenience of the reader and are unaudited. These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥94.05 = U.S. $1, the approximate current exchange rate at March 31, 2013, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2013.